American Century Investments®
Quarterly Portfolio Holdings
Global Real Estate Fund
July 31, 2023

Global Real Estate Fund - Schedule of Investments
JULY 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.1%
Australia — 6.4%
Goodman Group	1,659,691	22,948,800
NEXTDC Ltd.(1)	1,044,814	8,967,126
Stockland	2,343,553	6,660,450
Vicinity Ltd.	2,815,315	3,743,254
		42,319,630
Canada — 3.3%
Boardwalk Real Estate Investment Trust	77,716	3,860,900
Canadian Apartment Properties REIT	302,352	11,787,750
Chartwell Retirement Residences	776,430	5,893,955
		21,542,605
Hong Kong — 0.7%
Link REIT	806,479	4,533,344
Japan — 7.2%
Comforia Residential REIT, Inc.(2)	1,688	4,041,007
GLP J-Reit	5,505	5,423,328
Invincible Investment Corp.	21,603	8,949,803
Japan Hotel REIT Investment Corp.	11,466	5,693,502
Mitsui Fudosan Co. Ltd.	455,100	9,350,000
Tokyu Fudosan Holdings Corp.	2,328,800	13,844,583
		47,302,223
Singapore — 2.7%
Keppel DC REIT(2)	5,502,200	9,067,895
Mapletree Logistics Trust	7,039,500	8,949,204
		18,017,099
Spain — 0.6%
Cellnex Telecom SA	101,790	4,157,010
United Kingdom — 5.4%
Big Yellow Group PLC	454,747	6,258,301
Land Securities Group PLC	2,298,610	19,089,471
Segro PLC	1,025,055	10,045,081
		35,392,853
United States — 72.8%
Agree Realty Corp.	94,756	6,138,294
American Homes 4 Rent, Class A	433,230	16,237,460
Americold Realty Trust, Inc.	219,876	7,128,380
AvalonBay Communities, Inc.	171,279	32,311,783
Boston Properties, Inc.	145,081	9,666,747
Brixmor Property Group, Inc.	334,221	7,600,186
Digital Realty Trust, Inc.	241,016	30,035,414
EastGroup Properties, Inc.	39,167	6,939,609
Equinix, Inc.	59,039	47,816,867
Essential Properties Realty Trust, Inc.	487,591	11,970,359
Essex Property Trust, Inc.	53,968	13,143,906
Extra Space Storage, Inc.	109,907	15,339,720
Hilton Worldwide Holdings, Inc.	38,088	5,922,303
Hyatt Hotels Corp., Class A	48,630	6,144,401
IHS Holding Ltd.(1)(2)	413,881	3,352,436
Invitation Homes, Inc.	460,602	16,351,371
Iron Mountain, Inc.	314,296	19,297,774

Kite Realty Group Trust	877,420	20,075,370
NETSTREIT Corp.	218,926	3,916,586
Omega Healthcare Investors, Inc.	227,758	7,265,480
Park Hotels & Resorts, Inc.	307,809	4,195,437
Prologis, Inc.	480,042	59,885,239
Public Storage	58,947	16,608,317
Realty Income Corp.	99,575	6,071,088
Sabra Health Care REIT, Inc.	710,560	9,230,174
Simon Property Group, Inc.	178,262	22,211,445
SL Green Realty Corp.(2)	145,915	5,502,455
Sun Communities, Inc.	38,406	5,004,302
UDR, Inc.	208,900	8,539,832
Urban Edge Properties	582,245	9,903,987
Ventas, Inc.	365,750	17,746,190
VICI Properties, Inc.	486,168	15,304,569
Welltower, Inc.	144,859	11,900,167
		478,757,648
TOTAL COMMON STOCKS (Cost $581,668,966)		652,022,412
SHORT-TERM INVESTMENTS — 2.2%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,704	12,704
State Street Navigator Securities Lending Government Money Market Portfolio(3)	5,624,194	5,624,194
		5,636,898
Repurchase Agreements — 1.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 4.50%, 8/15/39 - 2/15/51, valued at $1,629,016), in a joint trading account at 5.27%, dated 7/31/23, due 8/1/23 (Delivery value $1,594,468)		1,594,235
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.375%, 7/15/33, valued at $7,395,066), at 5.28%, dated 7/31/23, due 8/1/23 (Delivery value $7,251,063)		7,250,000
		8,844,235
TOTAL SHORT-TERM INVESTMENTS (Cost $14,481,133)		14,481,133
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $596,150,099)		666,503,545
OTHER ASSETS AND LIABILITIES — (1.3)%		(8,855,577)
TOTAL NET ASSETS — 100.0%		$657,647,968

SECTOR ALLOCATION
(as a % of net assets)
Industrial	18.4%
Residential	17.0%
Retail	14.7%
Data Centers	14.6%
Health Care	7.9%
Diversified	7.4%
Self Storage	5.8%
Lodging/Resorts	4.7%
Specialty	2.9%
Office	2.3%
Gaming REITs	2.3%
Infrastructure REITs	1.1%
Short-Term Investments	2.2%
Other Assets and Liabilities	(1.3)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,066,601. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $10,584,923, which includes securities collateral of $4,960,729.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$42,319,630	—
Canada	—	21,542,605	—
Hong Kong	—	4,533,344	—
Japan	—	47,302,223	—
Singapore	—	18,017,099	—
Spain	—	4,157,010	—
United Kingdom	—	35,392,853	—
Other Countries	$478,757,648	—	—
Short-Term Investments	5,636,898	8,844,235	—
	$484,394,546	$182,108,999	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.